Stock-Based Compensation - Expense allocation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation expense
Total stock-based compensation expense	$ 11,289	$ 2,538
Unrecognized stock-based compensation expense, options	$ 3,400
Period for recognition	2 years 5 months 26 days
Service based restricted stock unit
Stock-based compensation expense
Unrecognized stock-based compensation expense, options	$ 6,900
Period for recognition	2 years 8 months 8 days
Performance-based earnout shares
Stock-based compensation expense
Period for recognition	11 months 12 days
Stock-based compensation expense related to secondary sale transaction	$ 700
Cost of goods sold
Stock-based compensation expense
Total stock-based compensation expense	501	276
Research and development
Stock-based compensation expense
Total stock-based compensation expense	1,615	540
Sales and marketing
Stock-based compensation expense
Total stock-based compensation expense	465	402
General and administrative
Stock-based compensation expense
Total stock-based compensation expense	$ 8,708	$ 1,320